Segmented information (Tables)	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Revenue attributed to geographic regions
During the years ended December 31, 2022 and 2021, revenues attributed to geographic regions, based on the location of customers, were as follows:

Revenue	China	Europe	United States	South Korea	South America	Canada	Other Asia	TOTAL
2022	$1,105,610	$830,507	$657,495	$542,646	$458,989	$197,040	$518,901	$4,311,188
	26%	19%	15%	13%	11%	4%	12%	100%
2021	$1,263,753	$883,290	$670,617	$525,850	$438,463	$176,796	$455,790	$4,414,559
	29%	20%	15%	12%	10%	4%	10%	100%

As at December 31, 2022 and 2021, the net book value of property, plant and equipment by geographic region, and the Company's shipping business, was as follows:

Property, plant and equipment [1]	United States	Egypt	New Zealand	Trinidad	Canada	Chile	Waterfront Shipping	Other	TOTAL
December 31, 2022	$2,211,333	$564,454	$211,544	$70,432	$165,783	$102,467	$792,016	$37,254	$4,155,283
December 31, 2021	$1,840,893	$576,721	$208,340	$95,082	$174,905	$102,766	$645,707	$41,735	$3,686,149
[1] Includes right-of-use (leased) assets.